Accumulated losses/Retained Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in accumulated losses and retained earnings [Abstract]
As of July 1	$ (39,649)	$ (24,432)	$ (18,239)
Loss for the year	(293,445)	(15,217)	(6,193)
As of June 30	$ (333,094)	$ (39,649)	$ (24,432)